Securities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Fair value of equity securities designated at FVOCI that were disposed	$ 10	$ 104
Net realized cumulative after-tax gains reclassifed from AOCI to retained earnings		45
Dividend income recognized on equity securities	3	7
Dividend income recognized on equity securities designated at FVOCI that were disposed	$ 0	$ 0